Annual Total Returns - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIP Asset Manager Growth Portfolio - VIP Asset Manager Growth Portfolio - Initial Class
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	22.41%
Annual Return 2014	5.87%
Annual Return 2015	0.03%
Annual Return 2016	2.52%
Annual Return 2017	18.73%
Annual Return 2018	(7.65%)
Annual Return 2019	22.83%
Annual Return 2020	17.27%
Annual Return 2021	13.96%
Annual Return 2022	(16.88%)